SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Jan. 25, 2021 USD ($) shares	Jan. 25, 2021 CNY (¥) shares	May 17, 2019 CNY (¥)	Jun. 26, 2018 shares	Jan. 31, 2021 CNY (¥) shares	Sep. 30, 2020 USD ($) $ / ¥ shares	Sep. 30, 2020 CNY (¥) $ / ¥ shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Sep. 30, 2018 CNY (¥)	Feb. 01, 2021 USD ($)	Feb. 01, 2021 CNY (¥)	Sep. 30, 2020 ¥ / shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 shares	Jul. 10, 2018 $ / shares shares	Aug. 31, 2017	Aug. 16, 2017 CNY (¥)	Sep. 26, 2016 CNY (¥)
Government Subsidies Recognized							¥ 4,761	¥ 0	¥ 5,516
Foreign Currency Exchange Rate, Translation						6.8101	6.8101							6.8100
Net Income (Loss), Including Portion Attributable To Noncontrolling Interest						$ (15,101)	¥ (102,842)	(65,653)	(152,790)
Retained Earnings (Accumulated Deficit)								(473,843)					$ (82,099)		¥ (559,104)
Working Capital Deficit								178,580							112,542
Equity Method Investment, Ownership Percentage			49.00%											49.00%				49.00%
Due To Related Parties, Current								¥ 42,633					3,888		26,481
Stock Issued During Period, Shares, Reverse Stock Splits | shares				2,700,000
Common Stock, Shares Authorized | shares								60,000,000								60,000,000	60,000,000
Selling and Marketing Expense						708	4,820	¥ 4,038	411
Common Stock, No Par Value | (per share)								¥ 0				¥ 0					$ 0
Reserve Stock Split Minimum Shares Applicability | shares				100
Share Holders Equity Reverse Stock Split Description				1-for-10 reverse stock split
Proceeds from (Repayments of) Debt			¥ 78
Assets Held-for-sale, Not Part of Disposal Group								¥ 5,652					830		5,652
Cash consideration								26,000
Provision for Doubtful Accounts						28	189	0	2,105
Operating Lease, Right-of-Use Asset													$ 331		2,253
Operating Lease, Liability															3,230
Asset Impairment Charges							26,716	4,213
Proceeds from long-term interest free loan						20,214	137,660	0	0
Total proceeds raised through equity financing						$ 2,382	¥ 16,223	53,599	0
Land use right agreements term (in years)						50 years	50 years
Long-term borrowings								78,611							¥ 137,660
Beijing Changping Technology Development Co. Ltd.("BC-TID")
Equity Method Investment, Ownership Percentage			51.00%
Funding By Coventurer			¥ 204,000
Long-term borrowings										$ 20,200	¥ 137,700
Beijing Shihui [Member]
Assets Held-for-sale, Not Part of Disposal Group								12,051
At-the-Market Arrangement
Total proceeds raised through equity financing						$ 2,360	¥ 16,200
Total number of shares issued under equity financing | shares						280,000	280,000
At-the-Market Arrangement | Subsequent Event
Total proceeds raised through equity financing	$ 2,620	¥ 17,900			¥ 4,980
Total number of shares issued under equity financing | shares	219,440	219,440			499,440
Research and Development [Member]
Government Subsidies Recognized							¥ 629	0
Advertising Expenses [Member]
Advertising Expense							¥ 0	¥ 589	¥ 0
China-Based Commercial Corn Seed Production and Distribution Business [Member]
Expected Cash Proceeds From Sale Of Business																			¥ 421,000	¥ 400,000